THE VICTORY VARIABLE INSURANCE FUNDS

3435 Stelzer Road

Columbus, Ohio 43219

April 20, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:                               The Victory Variable Insurance Funds
File No. 333-62051, 811-8979

Ladies and Gentlemen:

On behalf of The Victory Variable Insurance Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 13, 2007, accession number 0001104659-07-028251.

If you have any questions or comments regarding this filing, please call S. Elliott Cohan at (212) 715-9512.

Very truly yours,

The Victory Portfolios

By:	/s/ Chris Dyer
Chris Dyer
secretary